ACQUISITIONS AND DISPOSALS (Narrative) (Details) ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Nov. 13, 2019 USD ($)	Nov. 13, 2019 CNY (¥)	Jul. 22, 2019 CNY (¥)	Oct. 08, 2018 CNY (¥) agreement	Oct. 18, 2017 CNY (¥)	Apr. 06, 2017 CNY (¥)	Jul. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 18, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 29, 2018	Jan. 25, 2016 CNY (¥)
Business Acquisition [Line Items]
Gain Loss On Disposal Beijing Century Friendship and BPMC						¥ 58,854
Goodwill								$ 30,229				¥ 210,443		$ 23,725	¥ 165,171
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											54.80%
Business Combination, Consideration Transferred											¥ 182,100
Equity Method Investment, Ownership Percentage																90.00%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											78.31%
Business Combination, Consideration Transferred											¥ 388,500
Equity Method Investment, Ownership Percentage																100.00%	21.69%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						¥ 388,500
ZR Guofu [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Contributions									¥ 746,001
ZR Guofu [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Contributions							¥ 746,000
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											42.10%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						78.31%
Beijing Allcure Medical Technology Ltd [Member]
Business Acquisition [Line Items]
Recognized a gain on the disposal					¥ 59
Percentage of equity interest transferred					100.00%
Disposal Group, Including Discontinued Operation, Consideration					¥ 3
CMS Radiotherapy Holdings Limited [Member]
Business Acquisition [Line Items]
Recognized a gain on the disposal										¥ 3,341
Percentage of equity interest transferred																		100.00%
Disposal Group, Including Discontinued Operation, Consideration																		¥ 8,594
Beijing Century Friendship and BPMC [Member]
Business Acquisition [Line Items]
Gain Loss On Disposal Beijing Century Friendship and BPMC						¥ 58,854
Beijing Century Friendship and BPMC [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											21.69%
Guofu Huimei [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage																100.00%	26.06%
Guofu Huimei [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											20.41%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent								60.00%				60.00%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																78.31%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Business Acquisition [Line Items]
Subscribed Amount to be Injected in Acquisition of Equity Interest																¥ 182,100
Equity Method Investment, Ownership Percentage																90.00%	35.20%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage																54.80%
Beijing Proton Medical Center [Member]
Business Acquisition [Line Items]
Subscribed Amount to be Injected in Acquisition of Equity Interest																¥ 388,500
Equity Method Investment, Ownership Percentage																55.00%	25.00%
Beijing Proton Medical Center [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage						55.00%										55.00%
Beijing Proton Medical Center [Member] | King Cheers Holdings Limited ("King Cheers") [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage																25.00%
Shanghai Rongchi Medical Management Limited [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent								99.90%				99.90%
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred										¥ 28,846
Goodwill				¥ 165,171
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member] | Operating license [Member]
Business Acquisition [Line Items]
Number of licenses | agreement				2
Estimated amortization periods				20 years
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member] | Operating License Agreement One [Member]
Business Acquisition [Line Items]
Acquired amortizable intangible assets				¥ 164,440
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member] | Operating License Agreement Two [Member]
Business Acquisition [Line Items]
Acquired amortizable intangible assets				272,910
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member] | Favorable leases [Member]
Business Acquisition [Line Items]
Acquired amortizable intangible assets				¥ 16,010
Estimated amortization periods				12 years
Tianjin Jiatai Group [Member]
Business Acquisition [Line Items]
Payments to Fund Operations of Acquiree												¥ 84,000
Gain On Revaluation Of Investment								$ 4,582	¥ 31,898
Acquired amortizable intangible assets												5,000
Goodwill													¥ 45,272
Tianjin Jiatai Group [Member] | Operating license [Member]
Business Acquisition [Line Items]
Estimated amortization periods								20 years	20 years
Tianjin Jiatai Group [Member] | Favorable leases [Member]
Business Acquisition [Line Items]
Estimated amortization periods								17 years	17 years
Goodwill								$ 6,503				¥ 45,272
Tianjin Jiatai Group [Member] | ZR Guofu [Member]
Business Acquisition [Line Items]
Percentage of equity interest transferred	77.18%	77.18%
Business Combination, Consideration Transferred	$ 60,578	¥ 421,730
Tianjin Jiatai Group [Member] | SH MZJH
Business Acquisition [Line Items]
Percentage of equity interest transferred			90.00%
Business Combination, Consideration Transferred			¥ 27,000